Intangible Assets other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Asset Explanatory
(1)	Intangible assets as of December 31, 2023 and 2024 are as follows:

		2023
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	1,083,537	(413)	(885,677)	(19)	197,428
Copyrights, patents rights and other industrial rights		105,827	—	(73,158)	(9,178)	23,491
Mining rights		643,625	—	(57,549)	(553,911)	32,165
Development expenditures		966,530	(2,121)	(911,096)	—	53,313
Intangible assets under development		94,916	(2,458)	—	(8,903)	83,555
Usage rights of donated assets and others		592,739	—	(447,352)	(136)	145,251
Leasehold rights		28,185	—	(24,256)	—	3,929
Greenhouse gas emissions rights		107,086	—	—	—	107,086
Others		599,958	(322)	(199,865)	(12,005)	387,766

	￦	4,222,403	(5,314)	(2,598,953)	(584,152)	1,033,984

		2024
		Acquisition cost	Government grants	Accumulated amortization	Accumulated impairment losses	Book value

		In millions of won
Software	￦	1,156,641	(844)	(976,633)	(19)	179,145
Copyrights, patents rights and other industrial rights		107,040	—	(71,231)	(9,178)	26,631
Mining rights		670,083	—	(66,938)	(573,723)	29,422
Development expenditures		1,011,550	(939)	(937,877)	—	72,734
Intangible assets under development		96,544	(3,473)	—	(8,903)	84,168
Usage rights of donated assets and others		592,680	—	(459,165)	(136)	133,379
Leasehold rights		28,185	—	(25,216)	(538)	2,431
Greenhouse gas emissions rights		135,534	—	—	—	135,534
Others		620,366	(229)	(224,410)	(12,253)	383,474

	￦	4,418,623	(5,485)	(2,761,470)	(604,750)	1,046,918

Summary of Changes in Intangible Assets
(2)	Changes in intangible assets for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance

		In millions of won
Software	￦	203,007	12,837	(18)	(86,174)	—	68,189	197,841
(Government grants)		(174)	—	—	85	—	(324)	(413)
Copyrights, patents rights and other industrial rights		28,013	319	(70)	(4,918)	(180)	327	23,491
Mining rights		38,525	2,164	—	(10,289)	—	1,765	32,165
Development expenditures		54,505	—	—	(25,614)	—	26,543	55,434
(Government grants)		(3,477)	—	—	1,356	—	—	(2,121)
Intangible assets under development		67,722	51,282	—	—	—	(32,991)	86,013
(Government grants)		(2,108)	—	—	—	—	(350)	(2,458)
Usage rights of donated assets and others		157,143	—	—	(11,857)	—	(35)	145,251
Leasehold rights		4,888	—	—	(959)	—	—	3,929
Greenhouse gas emissions rights		43,960	8,577	(1)	(2)	—	54,552	107,086
Others		364,727	4,136	(119)	(24,895)	(103)	44,342	388,088
(Government grants)		(67)	—	—	93	—	(348)	(322)

	￦	956,664	79,315	(208)	(163,174)	(283)	161,670	1,033,984

		2024
		Beginning balance	Acquisition	Disposal	Amortization	Impairment	Others	Ending balance

		In millions of won
Software	￦	197,841	18,249	(4)	(88,985)	—	52,888	179,989
(Government grants)		(413)	—	—	229	—	(660)	(844)
Copyrights, patents rights and other industrial rights		23,491	576	(44)	(4,846)	—	7,454	26,631
Mining rights		32,165	—	(100)	(5,798)	—	3,155	29,422
Development expenditures		55,434	—	—	(25,830)	—	44,069	73,673
(Government grants)		(2,121)	—	—	1,364	—	(182)	(939)
Intangible assets under development		86,013	69,878	—	(14)	—	(68,236)	87,641
(Government grants)		(2,458)	—	—	—	—	(1,015)	(3,473)
Usage rights of donated assets and others		145,251	36	—	(11,903)	—	(5)	133,379
Leasehold rights		3,929	—	—	(960)	(538)	—	2,431
Greenhouse gas emissions rights		107,086	123	—	(416)	—	28,741	135,534
Others		388,088	3,997	(394)	(26,501)	(364)	18,877	383,703
(Government grants)		(322)	—	—	93	—	—	(229)

	￦	1,033,984	92,859	(542)	(163,567)	(902)	85,086	1,046,918

Summary of Significant Specific Intangible Assets
(3)	Significant specific intangible assets as of December 31, 2023 and 2024 are as follows:

2023
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	S/4HANA ERP license	KRW	5,742	3 years and 11 months
Copyrights, patents rights and other industrial rights	Contributions to APR NRC DC	KRW	16,697	4 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	13,235	2 years and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	6,853	6 years and 6 months
Others	Occupancy and use of public waters	KRW	70,800	13 years and 1 month
	Greenhouse gas emissions rights	KRW	107,086	—
	Business rights	KRW	148,964	25 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

2024
Type	Description	Currency	Amount	Remaining useful lives

	In millions of won and thousands of Australian dollars
Software	S/4HANA ERP license	KRW	4,276	2 years and 11 months
Copyrights, patents rights and other industrial rights	Contributions to APR NRC DC	KRW	12,523	3 years
Mining rights	Mining rights of Bylong mine	AUD	—	— (*)
Usage rights of donated assets and others	Sejong Haengbogdosi sharing charge	KRW	8,697	1 year and 11 months
	Right of use electricity and gas supply facility (Community district of Songdo)	KRW	5,799	5 years and 6 months
Others	Occupancy and use of public waters	KRW	65,389	12 years and 1 month
	Greenhouse gas emissions rights	KRW	135,534	—
	Business rights	KRW	143,216	24 years and 11 months

(*)	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.

Summary of Recognized Research and Development Expenses
(4)	For the years ended December 31, 2022, 2023 and 2024, the Company recognized research and development expenses of ￦ 727,810 million, ￦ 717,561 million and ￦ 773,931, respectively.